GENERAL (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	May 05, 2025	Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business acquisition, number of shares issued	653,985
Financial expenses and others, net	$ 1,504	$ 1,726